Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Textual)
Accounts receivable and accrued revenue, allowance for credit loss	$ 77,468,000				$ 107,806,000	$ 77,468,000		$ 107,806,000	$ 16,658,000
Costs of property repairs and maintanance								49,600,000	44,400,000	$ 25,000,000.0
Asset impairment charges		$ 300,000,000					$ 3,541,000	3,066,000	63,128,000	29,572,000
Non routine impairment charges								1,355,900,000	335,000,000.0
Assets held for sale					0			0
Deferred financing costs					705,000,000.0			705,000,000.0	883,600,000
Unamortized debt issuance costs					11,400,000			11,400,000	31,000,000.0
Advertising expenses								72,200,000	137,600,000	91,200,000
Cost of revenue	752,493,000		$ 924,363,000			2,351,305,000	2,729,165,000	3,542,918,000	2,758,318,000
Depreciation and amortization	0		0			0	200	200,000	14,100,000	12,600,000
Foreign currency gain (loss)	(102,859,000)		112,049,000			(140,784,000)	(37,936,000)	149,196,000	29,652,000	(78,598,000)
Income tax provision (benefit)	$ (2,251,000)		$ 5,586,000			$ 5,031,000	$ 21,701,000	19,506,000	45,637,000	(850,000)
Effective tax rate	(0.27%)		0.56%			0.13%	0.82%
Unrecognized tax benefits	$ 0				0	$ 0		$ 0	0
Minimum [Member]
Significant Accounting Policies (Textual)
Estimated useful life,furniture and equipment								3 years
Estimated useful life, intangible assets								1 year
Non cancelable lease term of real estate leases								10 years
Maximum [Member]
Significant Accounting Policies (Textual)
Estimated useful life,furniture and equipment								20 years
Estimated useful life, intangible assets								10 years
Non cancelable lease term of real estate leases								20 years
Interest Expense [Member]
Significant Accounting Policies (Textual)
Amortization of deferred financing costs								$ 172,100,000	3,900,000	3,200,000
Selling, General and Administrative Expenses [Member]
Significant Accounting Policies (Textual)
Cost of revenue	28,700,000		$ 67,100,000			61,400,000	$ 209,600,000	$ 248,800,000	$ 384,700,000	$ 164,700,000
Computer Software, Intangible Asset [Member]
Significant Accounting Policies (Textual)
Estimated useful life,furniture and equipment								3 years
BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Federal Depository Insurance Coverage	$ 250,000				$ 250,000	$ 250,000		$ 250,000
Number of warrants					23,873,333
Class A common stock, subject to possible redemption	48,300,000					48,300,000
Income tax provision (benefit)	$ 0		$ (2,347)	$ (2,347)	$ (22,010)	$ 0
Effective tax rate					(0.50%)
Unrecognized tax benefits					$ 0			0
Net Worth, Minimum	5,000,001				5,000,001	5,000,001		5,000,001
Cash and Cash Equivalents	$ 0				$ 0	$ 0		$ 0
Affiliate Of SBG [Member] | LatamCo [Member]
Significant Accounting Policies (Textual)
Percentage Ownership	71.00%					71.00%
Warrant [Member] | Private Placement [Member] | BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Stock issued during period, warrants					7,773,333
Class A Common Stock [Member] | BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Class A common stock, subject to possible redemption					48,300,000			48,300,000